EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.6%
	AUSTRALIA — 4.2%
183,000	Newcrest Mining Ltd.	$2,881,859
120,000	Sonic Healthcare Ltd.	2,674,949
		5,556,808
	BELGIUM — 2.8%
140,000	Etablissements Franz Colruyt N.V.	3,697,108
	BRAZIL — 2.9%
750,656	Ambev S.A. - ADR	1,996,745
689,700	Banco Bradesco S.A. - ADR	1,924,263
		3,921,008
	CANADA — 16.4%
70,000	Agnico Eagle Mines Ltd.	3,953,600
49,000	Bank of Nova Scotia	2,652,540
225,800	Barrick Gold Corp.	4,414,390
1,000,000	IAMGOLD Corp. *	2,810,000
509,900	Kinross Gold Corp.	2,365,936
30,000	Nutrien Ltd.	2,483,700
530,000	Yamana Gold, Inc.	3,195,900
		21,876,066
	CHILE — 2.0%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,722,415
	CHINA — 3.8%
10,000	Meituan - Class B *,1	222,670
100,000	Tencent Holdings Ltd.	4,874,254
		5,096,924
	DENMARK — 3.4%
15,000	Novo Nordisk A/S - ADR	2,081,700
35,000	Royal Unibrew A/S	2,448,522
		4,530,222
	FRANCE — 6.5%
51,100	Societe BIC S.A.	3,705,555
50,000	Sodexo S.A.	4,947,815
		8,653,370
	GERMANY — 10.4%
25,000	adidas A.G.	4,005,762
20,000	BASF S.E.	1,139,378
56,000	Bayer A.G.	3,470,320

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
34,000	Mercedes-Benz Group A.G.	$2,519,135
20,000	Volkswagen A.G.	2,760,165
		13,894,760
	JAPAN — 2.1%
50,000	Asahi Group Holdings Ltd.	1,644,835
54,000	Calbee, Inc.	1,217,609
		2,862,444
	NETHERLANDS — 3.9%
22,000	Aalberts N.V.	1,034,464
140,000	Shell PLC	4,105,023
		5,139,487
	NORWAY — 2.4%
105,000	Equinor A.S.A.	3,190,520
	SINGAPORE — 2.1%
165,000	Singapore Exchange Ltd.	1,157,939
842,700	Singapore Telecommunications Ltd.	1,609,969
		2,767,908
	SPAIN — 1.1%
382,689	Telefonica S.A.	1,450,790
	SWEDEN — 0.7%
32,000	Alfa Laval A.B.	1,000,612
	SWITZERLAND — 4.5%
10,000	Kuehne + Nagel International A.G.	2,376,843
40,000	Novartis A.G. - ADR	3,624,800
		6,001,643
	UNITED KINGDOM — 16.5%
121,000	BP PLC - ADR	4,383,830
158,000	British American Tobacco PLC - ADR	6,081,420
55,760	GSK PLC	1,966,098
40,000	Reckitt Benckiser Group PLC	2,845,518
100,000	Unilever PLC - ADR	5,110,000
1,423,470	Vodafone Group PLC	1,634,244
		22,021,110
	UNITED STATES — 4.9%
52,000	Newmont Corp.	2,752,360

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
36,645	Philip Morris International, Inc.	$3,819,875
		6,572,235
	TOTAL COMMON STOCKS
	(Cost $107,057,507)	120,955,430

Number of Shares
	SHORT-TERM INVESTMENTS — 8.9%
11,898,179	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.119% [2]	11,898,179
	Total Short-Term Investments
	(Cost $11,898,179)	11,898,179
	TOTAL INVESTMENTS — 99.5%
	(Cost $118,955,686)	132,853,609
	Other Assets in Excess of Liabilities — 0.5%	622,909
	TOTAL NET ASSETS — 100.0%	$133,476,518

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $222,670, which represents 0.17% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.